NOTE 23: EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD

NOTE 23: EVENTS AFTER THE REPORTING PERIOD

Private Placements

On April 2, 2019, the Company raised $599,145 (C$799,500) through the issue of convertible debentures, expiring on April 2, 2020. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to $0.12 (C$0.16).

On April 2, 2019, pursuant to a private placement financing, the Company issued 21,115,000 units at a price of C$0.10 ($0.08) per unit for gross proceeds of C$2,111,500 ($1,582,359). Each unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of C$0.16 ($0.12) per share for a period of two years following the closing date of the financing.

On May 3, 2019, the Company raised $154,345 (C$207,270) through the issue of convertible debentures, expiring on May 3, 2020. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to $0.12 (C$0.16).

On May 3, 2019, pursuant to a private placement financing, the Company issued 5,762,500 units at a price of $0.08 (C$0.10) per unit for gross proceeds of $429,109 (C$576,250). Each unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.12 (C$0.16) per share for a period of two years following the closing date of the financing.

Sun Valley Acquisition

On April 30, 2019, the Company completed the acquisition of Sun Valley Certification Clinics Holdings LLC ("Sun Valley"), for consideration of $3,835,000 (C$5,160,376) comprised of cash of $829,853 (C$1,005,451) and 22,409,425 common shares of the company at a price of $0.14 (C$0.183) per share for consideration of $3,005,147 (C$4,100,925) (the "Purchase"). Sun Valley operates a network of professional medical cannabis and pain management practices, with five clinics in Arizona, one clinic in Las Vegas, a tele-medicine platform serving California, and a fully developed franchise business model for the domestic cannabis industry. In connection with the Purchase, the Company may also acquired the 30% minority membership interests held by Green Global Properties Inc., a subsidiary of Aura Health Inc., in three partially-owned subsidiaries of Sun Valley, operating clinics in Mesa and Phoenix, Arizona, and Las Vegas, Nevada, such that Empower now indirectly owns all of the membership interests in each of such subsidiaries.

Other Share Transactions

On January 17, 2019, pursuant to the conversion of convertible debt on December 14, 2018, the Company cancelled 422,678 common shares, which had been issued for $0.14 (C$0.18) per common and reissued 417,000 common shares for $0.14 (C$0.18) per common share.

On March 3, 2019, pursuant to the termination agreement with the former CEO, the Company cancelled 2,651,875 common shares.

On March 8, 2019, the Company issued 1,500,000 common shares for $0.17 (C$0.23) per common share as settlement of amounts payable for marketing and professional services of $254,728 (C$347,500).

On March 22, 2019, pursuant to the exercise of common share purchase warrants, the Company issued 431,075 common shares for $0.14 (C$0.19) per common share for gross proceeds of $61,617 (C$79,230). As at December 31, 2018, the Company had received $61,617 (C$79,230) in relation to the exercise of the share purchase warrants. These proceeds were recorded as a share subscription liability until the associated common shares were issued on March 22, 2019.

On June 11, 2018, the Company entered into an agreement with an unrelated company for marketing services. As compensation for these services, the Company issued 2,000,000 units to a related party of the marketing company, with each unit comprising one common share and one common share purchase warrant with an exercise price of $0.28 (C$0.36). Subsequent to issuing the units, the Company cancelled the marketing services agreement due to non-performance of services by the marketing company. The units remained outstanding at December 31, 2018, subsequent to which the Company obtained from the holder the certificates of all 2,000,000 common shares and 2,000,000 common share purchase warrants. The Company is in the process of cancelling these securities.

Assets Held for Sale

On January 17, 2019, the Company completed the sale of a facility and land in Portland, Oregon which had been classified as assets held for sale. The Company received net proceeds of $127,972 comprised of $5,472 and a promissory note in the amount of $122,500 which accrues interest at a rate of 6% per annum and is due in full on February 1, 2021. The promissory note is secured by the facility and land in Portland, Oregon.